Interests in Resource Properties - assets included in non-current assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	$ 270,070
Ending balance	261,355	$ 270,070
Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	264,903	263,736
Decommissioning obligations	(946)	1,167
Ending balance	263,957	264,903
Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	11,840	7,493
Additions	7,769	4,347
Ending balance	19,609	11,840
Interest in iron ore mine and hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	253,063	256,243
Additions	0	0
Ending balance	244,348	253,063
Iron ore royalty interest
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	216,575
Ending balance	211,350	216,575
Iron ore royalty interest | Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	218,203	218,203
Decommissioning obligations	0	0
Ending balance	218,203	218,203
Iron ore royalty interest | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	1,628	0
Additions	5,225	1,628
Ending balance	6,853	1,628
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	36,488
Ending balance	32,998	36,488
Hydrocarbon development and production assets | Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	46,700	45,533
Decommissioning obligations	(946)	1,167
Ending balance	45,754	46,700
Hydrocarbon development and production assets | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	10,212	7,493
Additions	2,544	2,719
Ending balance	$ 12,756	$ 10,212